Comparative Figures	6 Months Ended
Jun. 30, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Comparative Figures
COMPARATIVE FIGURES

The Corporation revised a line item within the financing activities section of its statement of cash flows for the three and six months ended June 30, 2017 to correct an immaterial error in the presentation of credit facility borrowings. The error had no impact on the results of operations or financial position and no material impact to cash flows in previously issued financial statements. The correction resulted in $183 million and $245 million for the three and six months ended June 30, 2017, respectively, previously reported within Net Repayments/Borrowings under Committed Credit Facilities, now being reported on a gross basis as Borrowings under Committed Credit Facilities of $324 million and $807 million, respectively, and Repayments under Committed Credit Facilities of $507 million and $1,052 million, respectively.

Effective January 1, 2018, the Corporation elected to present, on the statement of cash flows, borrowings and repayments under committed credit facilities on a gross basis and continue to present borrowings and repayments under uncommitted or demand facilities on a net basis as Net Change in Short-Term Borrowings. Comparative figures were reclassified to conform with the current presentation.

Comparative figures were reclassified to conform with the revised segmentation described in Note 5 and to reflect the retrospective adoption of ASU 2017-07 as described in Note 3.